UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21113
                                                     ---------

                     Constellation Institutional Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jill McGruder
                            Touchstone Advisors, Inc.
                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (513) 362-8431
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


CONSTELLATION INSTITUTIONAL PORTFOLIOS - SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

March 31, 2006 (unaudited)
-----------------------------------------------------------------------------------------------------------------
      COMMON STOCK - 98.51%
              SHARES                                                                   MARKET VALUE**
           --------------                                                             ------------------
           CONSUMER DISCRETIONARY - 18.64%
                 706,600            Apollo Group, Inc.*                               $      37,103,566
                 497,300            Bed Bath & Beyond Inc.*                                  19,096,320
                 576,700            Lowe's Companies, Inc.                                   37,162,548
               2,005,200            Starbucks Corp.*                                         75,475,728
                                                                                      ------------------
                                                                                            168,838,162
                                                                                      ------------------
           CONSUMER STAPLES - 3.07%
                 645,700            Walgreen Co.                                             27,849,041
                                                                                      ------------------
           FINANCIAL SERVICES - 10.85%
                  89,800            Chicago Mercantile Exchange Holdings Inc.                40,185,500
                 264,700            Capital One Financial Corp.                              21,313,644
                 514,900            Moody's Corp.                                            36,794,754
                                                                                      ------------------
                                                                                             98,293,898
                                                                                      ------------------
           HEALTH CARE - 36.55%
                 327,200            Allergan, Inc.                                           35,501,200
                 360,900            American Pharmaceutical Partners, Inc.*                  10,282,041
                 392,200            Amgen Inc.*                                              28,532,550
                 696,200            Genentech, Inc.*                                         58,835,862
                 644,900            Genzyme Corp.*                                           43,350,178
                 116,300            Intuitive Surgical, Inc.*                                13,723,400
                 574,300            Medtronic Inc.                                           29,145,725
                 321,600            Patterson Companies Inc.*                                11,320,320
                 463,600            Stryker Corp.                                            20,556,024
               1,096,400            Teva Pharmaceutical Industries Ltd. (ADR)                45,149,752
                 344,900            Varian Medical Systems, Inc.*                            19,369,584
                 226,200            Zimmer Holdings, Inc.*                                   15,291,120
                                                                                      ------------------
                                                                                            331,057,756
                                                                                      ------------------
           TECHNOLOGY - 29.40%
                 637,700            Dell Inc.*                                               18,977,952
               1,648,300            eBay Inc.*                                               64,382,598
                 190,900            Google Inc.*                                             74,451,000
                 266,300            Iron Mountain Inc.*                                      10,849,062
                 829,400            QUALCOMM Inc.                                            41,975,934
                 861,400            Red Hat, Inc.*                                           24,101,972
                 980,100            Yahoo! Inc*                                              31,618,026
                                                                                      ------------------
                                                                                            266,356,544
                                                                                      ------------------
      TOTAL COMMON STOCK                                                                    892,395,401
           (cost $859,529,707)                                                        ------------------

      OTHER ASSETS LESS LIABILITIES  - 1.49%                                                 13,461,357
                                                                                      ------------------
      NET ASSETS   100.00%                                                            $     905,856,758
                                                                                      ==================

      ADR - American Depositary Receipt
      * non-income producing securities
      ** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

MARCH 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
      COMMON STOCK - 98.50%
              SHARES                                                                          MARKET VALUE**
           --------------                                                                  ---------------------
           AUTOS & TRANSPORTATION - 4.09%
                   7,900            AMR Corp.*                                             $            213,695
                  17,200            Lear Corp.*                                                         304,956
                   6,500            Navistar International Corp.*                                       179,270
                                                                                           ---------------------
                                                                                                        697,921
                                                                                           ---------------------
           CONSUMER DISCRETIONARY - 8.57%
                   6,900            Federated Department Stores, Inc.                                   503,700
                   4,800            Gannett Co., Inc.                                                   287,616
                   7,200            Liberty Global Inc. - Series C*                                     142,200
                  64,200            Liberty Media Corp.*                                                527,082
                                                                                           ---------------------
                                                                                                      1,460,598
                                                                                           ---------------------
           CONSUMER STAPLES - 5.77%
                  12,250            Altria Group, Inc.                                                  868,035
                   4,600            Safeway Inc.                                                        115,552
                                                                                           ---------------------
                                                                                                        983,587
                                                                                           ---------------------
           ENERGY - 3.04%
                  49,100            Reliant Energy Inc.*                                                519,478
                                                                                           ---------------------
           FINANCIAL SERVICES - 32.43%
                  13,100            Bank of America Corp.                                               596,574
                  17,550            Citigroup Inc.                                                      829,062
                  17,650            Fannie Mae                                                          907,210
                  14,350            Freddie Mac                                                         875,350
                  20,400            JPMorgan Chase & Co.                                                849,456
                   2,050            Merrill Lynch & Co., Inc.                                           161,458
                   7,700            MGIC Investment Corp.                                               513,051
                  18,700            Washington Mutual, Inc.                                             796,994
                                                                                           ---------------------
                                                                                                      5,529,155
                                                                                           ---------------------
           HEALTH CARE - 6.83%
                  13,500            Sanofi-Aventis (ADR)                                                640,575
                  71,000            Tenet Healthcare Corp.*                                             523,980
                                                                                           ---------------------
                                                                                                      1,164,555
                                                                                           ---------------------
           MATERIALS & PROCESSING - 6.94%
                 161,950            Abitibi-Consolidated Inc.                                           672,093
                  14,800            International Paper Co.                                             511,636
                                                                                           ---------------------
                                                                                                      1,183,729
                                                                                           ---------------------
           OTHER - 6.65%
                   9,300            iShares Russell 1000 Value Index Fund                               679,086
                   3,500            SPDR Trust Series 1                                                 454,405
                                                                                           ---------------------
                                                                                                      1,133,491
                                                                                           ---------------------
           PRODUCER DURABLES - 11.88%
                   2,250            The Boeing Co.                                                      175,343
                  12,400            General Electric Co.                                                431,272
                  11,550            Honeywell International Inc.                                        493,993
                  34,400            Tyco International Ltd.                                             924,672
                                                                                           ---------------------
                                                                                                      2,025,280
                                                                                           ---------------------

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM LARGE CAP VALUE PORTFOLIO
                                                                     (CONTINUED)
----------------------------------------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

MARCH 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
           TECHNOLOGY - 12.30%
                  32,600            Alcatel SA (ADR)*                                      $            502,040
                  18,100            Avnet, Inc.*                                                        459,378
                  74,500            Nortel Networks Corp.*                                              227,225
                 138,900            Sanmina-SCI Corp.*                                                  569,490
                  13,100            Sprint Nextel Corp.                                                 338,504
                                                                                           ---------------------
                                                                                                      2,096,637
                                                                                           ---------------------
      TOTAL COMMON STOCK                                                                             16,794,431
           (cost $16,452,239)                                                              ---------------------

      OTHER ASSETS LESS LIABILITIES  - 1.50%                                                            255,250
                                                                                           ---------------------
      NET ASSETS   100.00%                                                                 $         17,049,681
                                                                                           =====================


      ADR - American Depositary Receipt
      *non-income producing securities
      ** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
      COMMON STOCK - 95.95%
              SHARES                                                                         MARKET VALUE**
           --------------                                                                  --------------------
           AUTOS & TRANSPORTATION - 13.01%
                   6,400            AMR Corp.*                                             $           173,120
                   9,900            Cooper Tire & Rubber Co.                                           141,966
                   5,500            Fleetwood Enterprises, Inc.*                                        61,435
                  17,500            Lear Corp.*                                                        310,275
                   4,500            Navistar International Corp.*                                      124,110
                   2,200            UAL Corp.*                                                          87,846
                   2,400            US Airways Group, Inc.*                                             96,000
                  18,900            Visteon Corp.*                                                      86,940
                                                                                           --------------------
                                                                                                     1,081,692
                                                                                           --------------------
           CONSUMER DISCRETIONARY - 1.78%
                  11,500            Eddie Bauer Holdings, Inc.*                                        148,350
                                                                                           --------------------

           CONSUMER STAPLES - 3.26%
                   2,200            Loews Corp. - Carolina Group                                       103,994
                   7,700            Spectrum Brands, Inc.*                                             167,244
                                                                                           --------------------
                                                                                                       271,238
                                                                                           --------------------
           ENERGY - 3.24%
                  25,500            Reliant Energy Inc.*                                               269,790
                                                                                           --------------------

           FINANCIAL SERVICES - 17.99%
                   9,600            American Equity Investment Life Holding Co.                        137,664
                   7,600            Fannie Mae                                                         390,640
                   5,200            Freddie Mac                                                        317,200
                   8,000            JPMorgan Chase & Co.                                               333,120
                  10,000            New York Community Bancorp, Inc.                                   175,200
                   3,100            The PMI Group, Inc.                                                142,352
                                                                                           --------------------
                                                                                                     1,496,176
                                                                                           --------------------
           HEALTH CARE - 6.72%
                   7,200            SFBC International, Inc*                                           175,536
                  52,000            Tenet Healthcare Corp.*                                            383,760
                                                                                           --------------------
                                                                                                       559,296
                                                                                           --------------------
           MATERIALS & PROCESSING - 13.70%
                   1,600            Acuity Brands, Inc.                                                 64,000
                   9,200            Bowater Inc.                                                       272,136
                   5,000            Chemtura Corp.                                                      58,900
                   5,400            Cytec Industries Inc.                                              324,054
                   6,100            Ferro Corp.                                                        122,000
                  12,500            Grubb & Ellis Co.*                                                 166,875
                   2,900            Neenah Paper, Inc.                                                  94,975
                  21,200            Tembec Inc.*                                                        36,252
                                                                                           --------------------
                                                                                                     1,139,192
                                                                                           --------------------
           OTHER - 3.72%
                  43,600            Bombardier Inc. - Cl B*                                            126,876
                   5,000            Hudson Highland Group, Inc.*                                        94,700
                   1,200            iShares Russell 1000 Value Index Fund                               87,624
                                                                                           --------------------
                                                                                                       309,200
                                                                                           --------------------

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM VALUE PORTFOLIO        (CONTINUED)
---------------------------------------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
           PRODUCER DURABLES - 14.84%
                  72,100            Abitibi-Consolidated Inc.                              $           299,215
                  63,900            Global Power Equipment Group Inc.*                                 246,015
                  12,300            Tyco International Ltd.                                            330,624
                   7,100            Willbros Group, Inc.*                                              144,414
                  53,200            Wolverine Tube Inc.*                                               213,864
                                                                                           --------------------
                                                                                                     1,234,132
                                                                                           --------------------
           TECHNOLOGY - 17.69%
                  70,600            Alliance Semiconductor Corp.*                                      195,562
                   9,100            ASE Test Limited*                                                   81,900
                   8,600            ASM International N.V.*                                            172,688
                   5,800            Avnet, Inc.*                                                       147,204
                  14,000            BE Semiconductor Industries N.V.*                                   85,120
                   6,100            MasTec, Inc.*                                                       86,437
                  80,900            Sanmina-SCI Corp.*                                                 331,690
                  19,300            Solectron Corp.*                                                    77,200
                  11,300            Take-Two Interactive Sofware, Inc.*                                210,858
                  13,100            UTStarcom, Inc.*                                                    82,399
                                                                                           --------------------
                                                                                                     1,471,058
                                                                                           --------------------
      TOTAL COMMON STOCK                                                                             7,980,124
           (cost $7,839,644)                                                               --------------------

      OTHER ASSETS LESS LIABILITIES - 4.05%                                                            336,784
                                                                                           --------------------
      NET ASSETS - 100.00%                                                                 $         8,316,908
                                                                                           ====================

      *non-income producing securities
      ** Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Constellation Institutional Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Jill McGruder
                         -------------------------------------------------------
                           Jill McGruder, President

Date     May 30, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Jill McGruder
                         -------------------------------------------------------
                           Jill McGruder, President

Date     May 30, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Terrie Wiedenheft
                         -------------------------------------------------------
                           Terrie Wiedenheft, Controller and Treasurer

Date     May 30, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.